Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 13 - Commitments and Contingencies

Financial Instruments with Off-Balance Sheet Risk

The subsidiary banks are parties to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of their customers. These financial instruments include commitments to extend credit, lines of credit and standby letters of credit. These instruments involve elements of credit risk in excess of amounts recognized in the accompanying financial statements.

The subsidiary banks’ risks of loss with the unfunded loans and lines of credit or standby letters of credit are represented by the contractual amount of these instruments. The Banks use the same credit policies in making commitments under such instruments as they do for on-balance sheet instruments. The amount of collateral obtained, if any, is based on management’s credit evaluation of the borrower. Collateral held varies, but may include accounts receivable, inventory, real estate and time deposits with financial institutions. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Credit card commitments are unsecured.

As of December 31, 2012 and 2011, outstanding financial instruments whose contract amounts represent credit risk were as follows:

	2012	2011
	(dollars in thousands)

Commitments to extend credit	$71,997	$64,224
Credit card commitments	7,957	8,728
Standby letters of credit	1,100	1,540

	$81,054	$74,492

Contingencies

In the normal course of business, the Company is involved in various legal proceedings. In the opinion of management, any liability resulting from such proceedings would not have a material adverse effect on the consolidated financial statements.

Financial Instruments with Concentration of Credit Risk

The bank subsidiaries make commercial, agricultural, real estate mortgage, home equity and consumer loans primarily in Stanly, Anson and Cabarrus counties. A substantial portion of the Company’s customers’ ability to honor their contracts is dependent on the economy in these counties.

Although the Company’s composition of loans is diversified, there is some concentration of mortgage loans in the total portfolio. The Banks’ policy is to abide by real estate loan-to-value margin limits corresponding to guidelines issued by the federal supervisory agencies on March 19, 1993. Lending policy for all loans requires that they be supported by sufficient cash flows at the time of origination.